EQUITY (Details 1) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of equity [Line Items]
Increase (Decrease) in net unrealized gains on investments	S/ 0	S/ 873,868	S/ 554,869
Transfer of net realized gains on investments to profit or loss, net of realized loss	0	(517,006)	(75,444)
Transfer of the impairment loss on investments to profit or loss, Note 23	0	766	14,459
Change in net unrealized gains on cash flow hedges	73,263	(59,709)	(16,724)
Transfer of net realized losses on cash flow hedges to profit or loss	(43,643)	2,278	(3,676)
Foreign exchange translation	45,634	(54,334)	(26,448)
Ending Balances	708,453	1,455,594
Other reserves [Member]
Disclosure of equity [Line Items]
Begining Balances		1,209,731	762,695
Increase (Decrease) in net unrealized gains on investments	(562,545)	873,868	554,869
Transfer of net realized gains on investments to profit or loss, net of realized loss	(38,983)	(517,006)	(75,444)
Transfer of the impairment loss on investments to profit or loss, Note 23		766	14,459
Credit loss of investments recorded against profit or loss, Note 23	(1,909)
Change in net unrealized gains on cash flow hedges	73,263	(59,709)	(16,724)
Change in accounting policy, Note 3(a)(i)	(218,958)
Transfer of net realized losses on cash flow hedges to profit or loss	(43,643)	2,278	(3,676)
Foreign exchange translation	45,634	(54,334)	(26,448)
Ending Balances	708,453	1,455,594	1,209,731
Other reserves [Member] | Previously stated [member]
Disclosure of equity [Line Items]
Ending Balances		1,236,636
Reserve for available-for-sale investments [member]
Disclosure of equity [Line Items]
Begining Balances		1,146,788	652,904
Increase (Decrease) in net unrealized gains on investments	0	873,868	554,869
Transfer of net realized gains on investments to profit or loss, net of realized loss	0	(517,006)	(75,444)
Transfer of the impairment loss on investments to profit or loss, Note 23		766	14,459
Credit loss of investments recorded against profit or loss, Note 23	0
Change in net unrealized gains on cash flow hedges	0	0	0
Change in accounting policy, Note 3(a)(i)	(1,504,416)
Transfer of net realized losses on cash flow hedges to profit or loss	0	0	0
Foreign exchange translation	0	0	0
Ending Balances	0	1,504,416	1,146,788
Reserve for available-for-sale investments [member] | Previously stated [member]
Disclosure of equity [Line Items]
Ending Balances		0
Reserve for cash flow hedges [member]
Disclosure of equity [Line Items]
Begining Balances		24,650	45,050
Increase (Decrease) in net unrealized gains on investments	0	0	0
Transfer of net realized gains on investments to profit or loss, net of realized loss	0	0	0
Transfer of the impairment loss on investments to profit or loss, Note 23		0	0
Credit loss of investments recorded against profit or loss, Note 23	0
Change in net unrealized gains on cash flow hedges	73,263	(59,709)	(16,724)
Change in accounting policy, Note 3(a)(i)	0
Transfer of net realized losses on cash flow hedges to profit or loss	(43,643)	2,278	(3,676)
Foreign exchange translation	0	0	0
Ending Balances	(3,161)	(32,781)	24,650
Reserve for cash flow hedges [member] | Previously stated [member]
Disclosure of equity [Line Items]
Ending Balances		(32,781)
Foreign exchange translation [member]
Disclosure of equity [Line Items]
Begining Balances		38,293	64,741
Increase (Decrease) in net unrealized gains on investments	0	0	0
Transfer of net realized gains on investments to profit or loss, net of realized loss	0	0	0
Transfer of the impairment loss on investments to profit or loss, Note 23		0	0
Credit loss of investments recorded against profit or loss, Note 23	0
Change in net unrealized gains on cash flow hedges	0	0	0
Change in accounting policy, Note 3(a)(i)	0
Transfer of net realized losses on cash flow hedges to profit or loss	0	0	0
Foreign exchange translation	45,634	(54,334)	(26,448)
Ending Balances	29,593	(16,041)	38,293
Foreign exchange translation [member] | Previously stated [member]
Disclosure of equity [Line Items]
Ending Balances		(16,041)
Reserve for investments at fair value through other comprehensive income
Disclosure of equity [Line Items]
Begining Balances		0	0
Increase (Decrease) in net unrealized gains on investments	(562,545)	0	0
Transfer of net realized gains on investments to profit or loss, net of realized loss	(38,983)	0	0
Transfer of the impairment loss on investments to profit or loss, Note 23		0	0
Credit loss of investments recorded against profit or loss, Note 23	(1,909)
Change in net unrealized gains on cash flow hedges	0	0	0
Change in accounting policy, Note 3(a)(i)	1,285,458
Transfer of net realized losses on cash flow hedges to profit or loss	0	0	0
Foreign exchange translation	0	0	0
Ending Balances	S/ 682,021	0	S/ 0
Reserve for investments at fair value through other comprehensive income | Previously stated [member]
Disclosure of equity [Line Items]
Ending Balances		S/ 1,285,458